Commitments	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Commitments	Commitments

	December 31, 2025	December 31, 2024
Purchase obligations	$180.6	$155.0
Capital expenditure obligations	37.4	117.2
Lease obligations	118.9	142.8
	$336.9	$415.0
(a)    Commitments – payments due by period

As at December 31, 2025	Total	1 yr1	2-3 yrs[2]	4-5 yrs[3]	>5 yrs[4]
Purchase obligations	$180.6	$169.1	$5.4	$2.2	$3.9
Capital expenditure obligations	37.4	37.4	—	—	—
Lease obligations	118.9	3.9	79.9	27.7	7.4
	$336.9	$210.4	$85.3	$29.9	$11.3
1.Due over the period from January 1, 2026 to December 31, 2026.
2.Due over the period from January 1, 2027 to December 31, 2028.
3.Due over the period from January 1, 2029 to December 31, 2030.
4.Due from January 1, 2031 and beyond.
(b)Royalties included in Cost of sales
Production from certain mining operations is subject to third party royalties (included in cost of sales) based on various methods of calculation summarized as follows:

	December 31, 2025	December 31, 2024
Côté Gold	$70.5	$19.4
Westwood	—	0.3
Essakane	127.4	74.5
	$197.9	$94.2